Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 10,700	$ 3,405	$ 5,040
Prepaids and other current assets	47	25	60
Total current assets	10,784	3,430	5,100
Total assets	10,821	3,430	5,100
Current liabilities:
Accounts payable	473	92	8
Accrued expenses	48	107	240
Accrued payroll and related expenses	56	17	7
Derivative liabilities		0	15,270
Total current liabilities	577	216	15,525
Series C-12 redeemable convertible preferred stock, $0.0001 par value; 11,000 shares authorized, 5,043 shares issued and outstanding at December 31, 2011, (redemption value and liquidation preference in the aggregate of $5,116 at December 31, 2011) (See Notes 1 and 4)			5,133
Commitments
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 12,000,000,000 shares authorized, 14,267,383 and 874,746 shares issued and outstanding at December 31, 2012 and 2011, respectively	21	1
Additional paid-in capital	458,796	439,672	424,071
Accumulated deficit	(458,904)	(447,366)	(439,629)
Total stockholders’ equity (deficit)	10,244	3,214	(15,558)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	10,821	3,430	5,100
Restricted Cash and Cash Equivalents	37	0
Property, Plant and Equipment, Net	37	0	2,186
Series C-1 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock, value	7,081	5,792
Total stockholders’ equity (deficit)		5,792
Series C-2 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock, value	0	500
Total stockholders’ equity (deficit)		500
Series D-1 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock, value	0	4,615
Series F Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock, value	$ 3,250	$ 0